Consolidated balance sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
Loans and advances to customers	$ 924,854		$ 1,045,814	$ 1,037,987
Customer accounts	1,570,303		1,710,574	$ 1,642,780
Discontinued operations
Disclosure Of Face Statements [Line Items]
Loans and advances to customers	80,576
Customer accounts	$ 85,274
US Retail Banking Business | Discontinued operations
Disclosure Of Face Statements [Line Items]
Loans and advances to customers		$ 2,100	2,400
Customer accounts		$ 6,900	$ 8,800